INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

17. INCOME TAXES

The Company has $8,450,000 in non-capital losses in Canada that relate to discontinued operations. These losses may be applied against future taxable income within KIQ X, if any, and expire between 2039 and 2045. As of December 31, 2025, the Company had current income tax obligations of $92,104 in the United States, consisting of federal income tax and Texas franchise tax.

The tax effect items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2025 and 2043 are as follows:

	December 31, 2025	December 31, 2024
Deferred income tax assets (liabilities)
Non-capital loss carry-forwards	$54,777	$110,785
Deferred income tax assets - investment credits	$160,902	$0
Excess of carrying value over tax value of property, plant and equipment	$-54,777	$-110,785
Total net deferred tax asset (liability)	$160,902	$0

Significant unrecognized tax benefits and unused tax losses for which no deferred tax assets is recognized as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Non-capital losses carried forward	$2,378,160	$2,631,428
Intangible assets	235,980	235,980
Lease liability	20,233	31,294
Unrecognized deductible temporary differences	$2,634,373	$2,898,702

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate to loss before income taxes as follows:

	December 31,
	2025	2024	2023
Pretax Income (loss)	$380,838	$-4,622,297	$-2,101,886
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory tax rate	102,826	-1,248,020	-567,509
Items not deductible for income tax purposes	17,271	413,516	263,791
Under provision of taxes in prior years	-100,730	63,706	-174,600
Change in timing differences	-12,621	79,743	242,678
Impact of foreign exchange on tax assets and liabilities	-20,958	59,914	-18,970
Investment Credits (SRED)	-160,902	0	0
Unused tax losses and tax offsets not recognized	86,755	847,064	399,572
Income tax expense (recovery)	-88,359	215,923	144,962
Texas margin tax and branch tax	21,800	20,530	25,513
Income tax expense (recovery)	$-66,559	$236,453	$170,475